Long-term investment (Tables)	6 Months Ended
Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-2	Investment-3	Total
	USD	USD	USD
Balance as of March 31, 2024	15,552,775	1,841,055	17,393,830
Share gain (loss) from equity investments	1,178,116	(11,128)	1,166,988
Impairment	—	(1,828,790)	(1,828,790)
Foreign currency translation adjustments	209,891	(1,137)	208,754
Balance as of September 30, 2024	16,940,782	—	16,940,782